12. Stock Compensation (Sept 2020 Note) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock based compensation expense	$ 399,258	$ 509,219	$ 1,391,807	$ 1,606,355	$ 1,830,426	$ 1,245,826
Stock Options
Unrecognized stock compensation expense	1,919,523		1,919,523
Common Stock Grants [Member]
Unrecognized stock compensation expense	$ 393,215		$ 393,215		$ 177,327
New Equity Incentive Plan [Member]
Stock authorized for issuance	3,500,000		3,500,000		3,500,000